Annual Fund Operating Expenses	Mar. 31, 2021
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class A
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class B
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.38%	[1]
Total annual fund operating expenses	2.04%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.04%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class C
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%	[1]
Total annual fund operating expenses	1.90%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.90%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class E
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.30%	[1]
Total annual fund operating expenses	1.21%
Fee waivers and expense reimbursements	(0.24%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class I
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.21%	[1]
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R6
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual fund operating expenses	0.71%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.71%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.30%	[1]
Total annual fund operating expenses	1.46%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.46%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class Y
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.01%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
Prospectus #1 | Delaware Ivy Balanced Fund | Class A
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.07%
Prospectus #1 | Delaware Ivy Balanced Fund | Class B
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.91%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.91%
Prospectus #1 | Delaware Ivy Balanced Fund | Class C
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual fund operating expenses	1.82%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.82%
Prospectus #1 | Delaware Ivy Balanced Fund | Class I
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #1 | Delaware Ivy Balanced Fund | Class R6
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.71%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.71%
Prospectus #1 | Delaware Ivy Balanced Fund | Class R
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
Prospectus #1 | Delaware Ivy Balanced Fund | Class Y
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements	(0.03%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.07%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class A
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.24%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class B
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.79%
Total annual fund operating expenses	2.41%
Fee waivers and expense reimbursements	(0.73%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.68%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class C
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.34%
Total annual fund operating expenses	1.96%
Fee waivers and expense reimbursements	(0.24%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.72%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class I
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.15%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R6
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.34%
Total annual fund operating expenses	1.46%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.46%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class Y
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.16%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class A
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.51%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class B
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.24%
Total annual fund operating expenses	4.24%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	4.03%
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class C
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.52%
Total annual fund operating expenses	2.52%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.31%
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class I
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.12%
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class R6
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	1.15%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class R
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual fund operating expenses	1.90%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
Prospectus #2 | Delaware Ivy Pzena International Value Fund | Class Y
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.36%

[1]	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.
[2]	From November 15, 2021 through November 15, 2022, Delaware Management Company (Manager), the Fund’s investment manager, the Distributor, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 0.97% and Class Y shares at 1.11%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[3]	From November 15, 2021 through November 15, 2022, Delaware Management Company (Manager), the Fund’s investment manager, the Distributor, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class Y shares at 1.07%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[4]	The Fund’s investment manager, Delaware Management Company (Manager); distributor, Delaware Distributors, L.P. (Distributor); and/or transfer agent, Waddell & Reed Services Company, doing business as WI Services Company (WISC), have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.96%; Class B shares at 1.68%; Class C shares at 1.72%; Class I and Class R6 shares at 0.74%; and Class Y shares at 0.96%, from November 15, 2021 through November 15, 2022. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[5]	Delaware Management Company (Manager), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.21% of average daily net assets from November 15, 2021 through November 15, 2022.